Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Prepaid Expense Current [abstract]
Advances for inventories	$ 1,359	$ 1,500
Advertising and promotional expenses paid in advance	89	510
Advances to service suppliers	60	236
Prepaid leases	239	211
Prepaid insurance	129	117
Others	325	140
Current prepaid expenses	$ 2,201	$ 2,714